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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   DECEMBER 31, 2003
                                                 -----------------


Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.): [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       LUMINUS MANAGEMENT, LLC
Address:    494 8TH AVENUE
            20TH FLOOR
            NEW YORK, NEW YORK 10010



Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    MARK BRENNAN
Title:   TREASURER
Phone:   732-249-6750

Signature, Place, and Date of Signing:

/s/ MARK BRENNAN                 NEW BRUNSWICK, NJ            FEBRUARY 12, 2004
------------------------         ------------------           -----------------
      [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:            0
                                              -

Form 13F Information Table Entry Total:       24
                                              --

Form 13F Information Table Value Total:       $105,124
                                              --------
                                              (thousands)

List of Other Included Managers:              NONE




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                      FORM 13F INFORMATION TABLE (12/31/03)

        COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4 COLUMN 5                COLUMN 6    COLUMN 7        COLUMN 8

                               TITLE OF                 VALUE    SHRS OR PRN  SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS         CUSIP      (X1000)  AMOUNT       PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORPORATION            Bonds         131347BC9   4,875   5,000,000    PRN        SOLE                  5,000,000      0    0
CALPINE CORPORATION            Bonds         131347BD7   4,875   5,000,000    PRN        SOLE                  5,000,000      0    0
CALPINE CORPORATION            Bonds         131347BB1   2,450   2,500,000    PRN        SOLE                  2,500,000      0    0
AMERICAN ELECTRIC POWER INC    Common Stock   25537101   3,539     116,000    SH         SOLE                    116,000      0    0
AQUILA, INC.                   Common Stock  03840P102     952     280,700    SH         SOLE                    280,700      0    0
DPL INC                        Common Stock  233293109     453      21,700    SH         SOLE                     21,700      0    0
EDISON INTERNATIONAL           Common Stock  281020107   4,575     208,600    SH         SOLE                    208,600      0    0
EXELON CORP                    Common Stock  30161N101   6,636     100,000    SH         SOLE                    100,000      0    0
FIRSTENERGY CORP               Common Stock   33792107   5,248     149,100    SH         SOLE                    149,100      0    0
FPL GROUP INC                  Common Stock  302571104   3,271      50,000    SH         SOLE                     50,000      0    0
NISOURCE INC                   Common Stock  65473P105   2,326     106,000    SH         SOLE                    106,000      0    0
OGE ENERGY CORP (HOLDING CO)   Common Stock  670837103     314      13,000    SH         SOLE                     13,000      0    0
P G & E CORPORATION            Common Stock  69331C108   9,214     331,800    SH         SOLE                    331,800      0    0
PEPCO HOLDINGS INC             Common Stock  713291102     977      50,000    SH         SOLE                     50,000      0    0
PINNACLE WEST CAPITAL CORP     Common Stock  723484101   6,003     150,000    SH         SOLE                    150,000      0    0
PPL CORPORATION                Common Stock  69351T106   9,450     216,000    SH         SOLE                    216,000      0    0
PUGET ENERGY INC               Common Stock  745310102   5,215     219,400    SH         SOLE                    219,400      0    0
SEMPRA ENERGY                  Common Stock  816851109   7,320     243,500    SH         SOLE                    243,500      0    0
TEXAS GENCO HLDGS INC          Common Stock  882443104   3,151      96,958    SH         SOLE                     96,958      0    0
TXU CORP                       Common Stock  873168108   5,634     237,500    SH         SOLE                    237,500      0    0
WISCONSIN ENERGY CORP(HLDG CO) Common Stock  976657106   8,730     261,000    SH         SOLE                    261,000      0    0
XCEL ENERGY INC                Common Stock  98389B100   5,364     315,900    SH         SOLE                    315,900      0    0
EDISON INTERNATIONAL CALL      CALL          281033957   2,917     133,000         CALL  SOLE                    133,000      0    0
DUKE ENERGY PUT                PUT            26439906   1,636      80,000         PUT   SOLE                     80,000      0    0

                                                       105,124
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